Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Summary of Company's benefit for income taxes

	Successor 2016	Predecessor 2015
Deferred:
Federal	$(475,316)	$(1,066,864)
State and local	(419,247)	(79,680)
Total deferred	(894,563)	(1,146,544)

Total benefit for income taxes	(894,563)	(1,146,544)
Less: valuation reserve	894,563	1,146,544
Income Tax provision	$-	$-

Summary of reconciliation of the federal statutory rate

	Successor 2016	Predecessor 2015

Benefit for income taxes at federal statutory rate	34.0%	34.0%
State and local income taxes, net of federal benefit	7.8	5.7
Differences attributable to change in state business apportionment	12.3	(7.6)
Reorganization expenses	(6.0)	-
Amortization of intangible assets	(6.2)	-
Change in fair value of derivative liabilities	-	7.8
True-up	3.4	2.3
Other	0.1	(0.3)
Less valuation allowance	(45.4)	(41.9)
Effective income tax rate	0.0%	0.0%

Schedule of deferred tax assets (liabilities)

	Successor 2016	Predecessor 2015
Net operating loss carryforward	$5,256,605	$3,497,816
Bad debt reserve	141,182	130,319
Employee stock compensation	78,652	657,326
Net conversion feature discount	(5,208)	(202,349)
Default penalty	-	494,391
Depreciation	2,782	1,962
Charity	344	329
Net deferred tax asset	5,474,357	4,579,794
Less valuation allowance	(5,474,357)	(4,579,794)

Net deferred tax asset	$-	$-